Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Sep. 30, 2018
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Note 18 — Accumulated Other Comprehensive Income (Loss)
Other comprehensive income (loss) principally comprises (1) gains and losses on derivative instruments qualifying as cash flow hedges, net of reclassifications to net income; (2) actuarial gains and losses on postretirement benefit plans, net of associated amortization; and (3) foreign currency translation and long-term intra-company transaction adjustments.
Changes in AOCI during Fiscal 2018, Fiscal 2017 and Fiscal 2016 are as follows:

	Postretirement Benefit Plans	Derivative Instruments	Foreign Currency	Total
AOCI - September 30, 2015	$(20.4)	$11.2	$(105.4)	$(114.6)
Other comprehensive loss before reclassification adjustments (after-tax)	(10.9)	(16.5)	(6.8)	(34.2)
Amounts reclassified from AOCI:
Reclassification adjustments (pre-tax)	2.6	(13.1)	—	(10.5)
Reclassification adjustments tax (benefit) expense	(0.4)	5.0	—	4.6
Reclassification adjustments (after-tax)	2.2	(8.1)	—	(5.9)
Other comprehensive loss attributable to UGI	(8.7)	(24.6)	(6.8)	(40.1)
AOCI - September 30, 2016	$(29.1)	$(13.4)	$(112.2)	$(154.7)
Other comprehensive income before reclassification adjustments (after-tax)	6.5	1.7	59.4	67.6
Amounts reclassified from AOCI:
Reclassification adjustments (pre-tax)	5.5	(13.8)	—	(8.3)
Reclassification adjustments tax (benefit) expense	(2.1)	4.1	—	2.0
Reclassification adjustments (after-tax)	3.4	(9.7)	—	(6.3)
Other comprehensive income (loss) attributable to UGI	9.9	(8.0)	59.4	61.3
AOCI - September 30, 2017	$(19.2)	$(21.4)	$(52.8)	$(93.4)
Other comprehensive income (loss) before reclassification adjustments (after-tax)	10.4	1.0	(30.5)	(19.1)
Amounts reclassified from AOCI:
Reclassification adjustments (pre-tax)	(3.3)	6.9	—	3.6
Reclassification adjustments tax expense (benefit)	1.1	(2.6)	—	(1.5)
Reclassification adjustments (after-tax)	(2.2)	4.3	—	2.1
Other comprehensive income (loss) attributable to UGI	8.2	5.3	(30.5)	(17.0)
AOCI - September 30, 2018	$(11.0)	$(16.1)	$(83.3)	$(110.4)

For additional information on amounts reclassified from AOCI relating to derivative instruments, see Note 17.